Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 5—Related party transactions

Founder Shares:

On February 10, 2021, the Former Sponsor purchased 6,468,750 Class B ordinary shares (the “Founder Shares”) for $25,000 or approximately $0.004 per share (up to 843,750 of which were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full). The Founder Shares are substantially identical to the Class A ordinary shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A ordinary shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below. On September 30, 2021, the Former Sponsor surrendered 2,156,250 Class B ordinary shares for no consideration, resulting in 4,312,500 shares outstanding of which 562,500 were subject to forfeiture in the event the underwriters’ over-allotment option was not exercised. On October 21, 2021, the Company executed a share capitalization that increased the number of Class B ordinary shares outstanding to 5,031,250, 656,250 of which were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full. After the closing of the Public Offering on October 25, 2021, 31,250 of such shares remained forfeitable and were forfeited in December 2021.

The Company’s initial shareholders and the New Sponsor have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or (B), subsequent to the Company’s initial Business Combination, if (x) the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property.

See also, Note 9 – Subsequent Events.

Private Placement Warrants:

In connection with the closing of the Public Offering on October 25, 2021 (Note 3), the Former Sponsor purchased from the Company an aggregate of 10,500,000 warrants at a price of $1.00 per warrant (a purchase price of $10,500,000), in the Private Placement which occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering, net of expenses of the offering and working capital to be available to the Company, to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Former Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Former Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds from the sale of the Private Placement Warrants will be part of the liquidating distribution to the holders of Public Shares, and the Private Placement Warrants issued to the Former Sponsor will expire worthless.

In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial shareholders or their affiliates, without taking into account any Founder Shares or warrants held by the Company’s initial shareholders or such affiliates as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.

See also, Note 9 – Subsequent Events.

Registration Rights:

The Company’s initial shareholders and the holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration and shareholder rights agreement executed in connection with the closing of the Public Offering on October 25, 2021. These holders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration and shareholder rights agreement.

See also, Note 9 – Subsequent Events.

Related Party Loans:

In February 2021, the Former Sponsor agreed to loan the Company an aggregate of $300,000 by drawdowns of not less than $10,000 each against the issuance of an unsecured promissory note (the “Initial Note”) to cover expenses related to the Public Offering. The Initial Note was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the Public Offering. The Company borrowed a total of $240,000 under the Initial Note prior to October 25, 2021. Upon the closing of the Public Offering on October 25, 2021, the Initial Note was repaid in full and there was no amount outstanding at March 31, 2024 or December 31, 2023.

Working Capital Loans:

If the Former Sponsor, an affiliate of the Former Sponsor or certain of the Company’s officers and directors make any working capital loans, up to $1,500,000 of such loans may be converted into warrants, at the price of $1.00 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Warrants.

On June 29, 2023, the Company entered into an unsecured convertible promissory note (the “Note”) with the Former Sponsor, providing for an aggregate amount of loans up to $1,500,000 to fund the Company’s operating expenses. During January 2024, the Company borrowed $275,000 under the Note. In November 2023, the Company borrowed $250,000 under the Note. At March 31, 2024 and December 31, 2023, $525,000 and $250,000, respectively, was outstanding under the Note.

The Note bears no interest. All unpaid principal under the Note will be payable on the earliest to occur of (i) the date on which the Company consummates an initial Business Combination or (ii) the date of the liquidation of the Company (such date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Former Sponsor has the option on the Maturity Date to convert up to an aggregate of $1,500,000 of the principal outstanding under the Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Note being converted divided by $1.00. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Placement Warrants. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note, and all other sums payable with regard to the Note becoming immediately due and payable. The option to convert the working capital loans into warrants qualifies as an embedded derivative under ASC 815 and is required to be recognized at fair value with subsequent changes in fair value recognized in the Company’s statements of income each reporting period until the loan is repaid or converted. As of March 31, 2024 and December 31, 2023, the fair value of this conversion option was not material, and therefore the Note is held at cost of $250,000 in the Company’s balance sheet.

Subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement defined and discussed in Note 9 - Subsequent Events, the Note was terminated.

Subject to March 31, 2024, on April 24, 2024, the Company and the New Sponsor entered into the Promissory Note. See Note 9 – Subsequent Event.

Administrative Services Agreement:

The Company has agreed to pay $10,000 a month to the Former Sponsor under an Administrative Services Agreement for the services to be provided by one or more investment professionals, creation and maintenance of the Company’s website, and miscellaneous additional services. Services commenced on October 21, 2021, the date the Company’s securities were first listed on the NASDAQ Global Market and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. The Company charged $30,000 to operations in each of the three months ended March 31, 2024 and 2023, under this agreement. There were $30,000 included in accrued liabilities at both March 31, 2024 and December 31, 2023.

Subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement defined and discussed in Note 9 – Subsequent Events, the Administrative Services Agreement was assigned to the New Sponsor.

Agreement with Management:

Effective November 27, 2022, the Board of Directors of the Company appointed its Chief Financial Officer and Secretary (“CFO”). Prior to his appointment as CFO, the CFO served as a paid consultant to the Company. The CFO is not a full-time employee and devotes time to the Company’s affairs on a part-time basis under a consulting agreement with the Company calling for compensation of approximately $100,000 per year. An aggregate of approximately $25,000 was charged to operations for each of the three months ended March 31, 2024 and 2023 for his services

Subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement defined and discussed in Note 9 – Subsequent Events, all of the officers and directors of the Company, including the CFO resigned.

Additionally, subsequent to March 31, 2024, in April 2024, in connection with the Purchase Agreement, the Company appointed a new CFO and retained his services to be paid at the rate of $5,000 per month. Further, two additional staff members were engaged for an aggregate of approximately $260,000 per year plus certain identified benefits. The above agreements are informal, at will, understandings.

Note 5—Related party transactions

Founder Shares:

On February 10, 2021, the Sponsor purchased 6,468,750 Class B Ordinary Shares (the “Founder Shares”) for $25,000 or approximately $0.004 per share (up to 843,750 of which were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full). The Founder Shares are substantially identical to the Class A Ordinary Shares included in the Units sold in the Public Offering except that the Founder Shares automatically convert into Class A Ordinary Shares at the time of the initial Business Combination, or at any time prior thereto at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below. On September 30, 2021, the Sponsor surrendered 2,156,250 Class B Ordinary Shares for no consideration, resulting in 4,312,500 shares outstanding of which 562,500 were subject to forfeiture in the event the underwriters’ over-allotment option was not exercised. On October 21, 2021, the Company executed a share capitalization that increased the number of Class B Ordinary Shares outstanding to 5,031,250, 656,250 of which were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised in full. After the closing of the Public Offering on October 25, 2021, 31,250 of such shares remained forfeitable and were forfeited in December 2021.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or (B), subsequent to the Company’s initial Business Combination, if (x) the last sale price of the Company’s Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property.

Private Placement Warrants:

In connection with the closing of the Public Offering on October 25, 2021 (Note 3), the Sponsor purchased from the Company an aggregate of 10,500,000 warrants at a price of $1.00 per warrant (a purchase price of $10,500,000), in the Private Placement which occurred simultaneously with the completion of the Public Offering (the “Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A Ordinary Share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering, net of expenses of the offering and working capital to be available to the Company, to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds from the sale of the Private Placement Warrants will be part of the liquidating distribution to the holders of Public Shares and the Private Placement Warrants issued to the Sponsor will expire worthless.

In addition, if (x) the Company issues additional Class A Ordinary Shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A Ordinary Share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial shareholders or their affiliates, without taking into account any Founder Shares or warrants held by the Company’s initial stockholders or such affiliates as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.

Registration Rights:

The Company’s initial shareholders and the holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration and shareholder rights agreement executed in connection with the closing of the Public Offering on October 25, 2021. These holders are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration and shareholder rights agreement.

Related Party Loans:

In February 2021, the Sponsor agreed to loan the Company an aggregate of $300,000 by drawdowns of not less than $10,000 each against the issuance of an unsecured promissory note (the “Initial Note”) to cover expenses related to the Public Offering. The Initial Note was non-interest bearing and payable on the earlier of December 31, 2021 or the completion of the Public Offering. The Company borrowed a total of $240,000 under the Initial Note prior to October 25, 2021. Upon the closing of the Public Offering on October 25, 2021, the Initial Note was repaid in full and there was no amount outstanding at December 31, 2023 or December 31, 2022.

Working Capital Loans:

If the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors make any working capital loans, up to $1,500,000 of such loans may be converted into warrants, at the price of $1.00 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Warrants.

On June 29, 2023, the Company entered into an unsecured convertible  promissory note (the “Note”) with the Sponsor, providing for an aggregate amount of loans up to $1,500,000 to fund the Company’s operating expenses. During November 2023, the Company borrowed $250,000 under the Note and such amount remains outstanding at December 31, 2023.

The Note bears no interest. All unpaid principal under the Note will be payable on the earliest to occur of (i) the date on which the Company consummates an initial Business Combination or (ii) the date of the liquidation of the Company (such date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option on the Maturity Date to convert up to an aggregate of $1,500,000 of the principal outstanding under the Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Note being converted divided by $1.00. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Placement Warrants. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note, and all other sums payable with regard to the Note becoming immediately due and payable. The option to convert the working capital loans into warrants qualifies as an embedded derivative under ASC 815 and is required to be recognized at fair value with subsequent changes in fair value recognized in the Company’s statements of income each reporting period until the loan is repaid or converted. As of December 31, 2023, the fair value of this conversion option was not material, and therefore the Note is held at cost of $250,000 in the Company’s balance sheet.

Administrative Services Agreement:

The Company has agreed to pay $10,000 a month to the Sponsor under an Administrative Services Agreement for the services to be provided by one or more investment professionals, creation and maintenance of the Company’s website, and miscellaneous additional services. Services commenced on October 21, 2021, the date the Company’s securities were first listed on the NASDAQ Global Market and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. The Company charged $120,000 to operations in the year ended December 31, 2023 and 2022, under this agreement. There were approximately $30,000 and $0, respectively, included in accrued liabilities at December 31, 2023 and December 31, 2022.

Note 5—Related Party Transactions

Effective November 27, 2022, the Board of Directors of the Company appointed its current Chief Financial Officer and Secretary (“CFO”). Prior to his appointment as CFO, the CFO served as a paid consultant to the Company. The CFO is not a full-time employee and devotes time to the Company’s affairs on a part-time basis under a consulting agreement with the Company calling for compensation of approximately $100,000 per year. An aggregate of approximately $116,000 (including a retention payment of approximately $16,000) and $9,300, respectively, was charged to operations for the year ended December 31, 2023 and 2022 for his services since his appointment as CFO.